Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

a)	In January 2013, the Partnership sold a 1992-built conventional tanker for net proceeds of $6.3 million. As at December 31, 2012, this vessel was classified as held-for-sale and its carrying value was written down to its estimated fair value. The Partnership’s consolidated statement of income (loss) for the year ended December 31, 2012 includes a $1.7 million write-down related to this vessel.

b)	In January 2013, the Partnership sold a 1992-built shuttle tanker for net proceeds of $7.0 million. As at December 31, 2012, this vessel was classified as held-for-sale and its carrying value was written down to its estimated fair value. The Partnership’s consolidated statement of income (loss) for the year ended December 31, 2012 includes a $1.2 million write-down related to this vessel.

c)	In January 2013, the Partnership issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). The aggregate principal amount of the bonds is equivalent to approximately $233 million and all interest and principal payments were swapped into U.S. dollars at a fixed rate of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018. In connection with this transaction, the Partnership repurchased NOK 388.5 million of the existing NOK 600 million Partnership bond issue maturing in November 2013. The Partnership used the remaining net proceeds of approximately $167 million to reduce portion of amounts outstanding under the Partnership’s revolving credit facilities and for general partnership purposes. The Partnership will apply to list the bonds on the Oslo Stock Exchange.

d)	In February 2013, the Partnership made a partial prepayment of $150.0 million to Teekay Corporation in connection with the acquisition of the Voyageur Spirit FPSO unit. Teekay Corporation will pay the Partnership interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds. Teekay Corporation is obligated to repay the Partnership the full amount of prepaid funds, plus accrued interest, if the acquisition does not close before April 30, 2013.